EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

GOVERNMENT AGENCIES -- 99.3%

PRINCIPAL
AMOUNT
(000'S
OMITTED)    SECURITY                                  VALUE
----------------------------------------------------------------
Banks and Money Services -- 78.3%
----------------------------------------------------------------
            Federal Agricultural Mortgage
            Corporation Discount Note
 $  850     3.68%, 7/5/01                             $  849,652
            Federal Farm Credit Bank Discount Note
    850     3.73%, 7/11/01                               849,119
            Federal Home Loan Bank Discount Note
    850     3.77%, 7/3/01                                849,822
            Federal Home Loan Mortgage Corporation
            Discount Note
    850     3.77%, 7/5/01                                849,644
            Federal National Mortgage Association
            Discount Note
    850     3.74%, 7/9/01                                849,294
----------------------------------------------------------------
                                                      $4,247,531
----------------------------------------------------------------
Financial Services -- 21.0%
----------------------------------------------------------------
            Student Loan Marketing Association
            Discount Note
 $1,141     3.94%, 7/2/01                             $1,140,875
----------------------------------------------------------------
                                                      $1,140,875
----------------------------------------------------------------
Total Government Agencies
   (identified cost $5,388,406)                       $5,388,406
----------------------------------------------------------------
Total Investments -- 99.3%
   (identified cost $5,388,406)                       $5,388,406
----------------------------------------------------------------
Other Assets, Less Liabilities -- 0.7%                $   38,690
----------------------------------------------------------------
Net Assets -- 100%                                    $5,427,096
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
----------------------------------------------------
Investments, at value (identified cost,
   $5,388,406)                            $5,388,406
Cash                                             649
Receivable for Fund shares sold               43,427
Receivable from the Manager                    1,304
----------------------------------------------------
TOTAL ASSETS                              $5,433,786
----------------------------------------------------
Liabilities
----------------------------------------------------
Payable to affiliate for service fees     $    5,864
Payable for Fund shares redeemed                 118
Accrued expenses                                 708
----------------------------------------------------
TOTAL LIABILITIES                         $    6,690
----------------------------------------------------
NET ASSETS FOR 542,710 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $5,427,096
----------------------------------------------------
Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $5,427,096
----------------------------------------------------
TOTAL                                     $5,427,096
----------------------------------------------------
Net Asset Value, Offering Price and Redemption
Price Per Share
----------------------------------------------------
($5,427,096  DIVIDED BY 542,710 SHARES
   OF BENEFICIAL INTEREST OUTSTANDING)    $    10.00
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
JUNE 30, 2001(1)
Investment Income
-------------------------------------------------
Interest                                  $21,410
-------------------------------------------------
TOTAL INVESTMENT INCOME                   $21,410
-------------------------------------------------

Expenses
-------------------------------------------------
Investment adviser fee                    $ 3,136
Administration fee                          1,364
Service fees                                1,364
Custodian fee                                 164
Miscellaneous                                 544
-------------------------------------------------
TOTAL EXPENSES                            $ 6,572
-------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                         $ 1,304
-------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 1,304
-------------------------------------------------

NET EXPENSES                              $ 5,268
-------------------------------------------------

NET INVESTMENT INCOME                     $16,142
-------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $16,142
-------------------------------------------------

 (1) For the period from the start of business, May 1, 2001, to June 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             JUNE 30, 2001(1)
----------------------------------------------------------
From operations --
   Net investment income                  $         16,142
----------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $         16,142
----------------------------------------------------------
Distributions to shareholders --
   From net investment income             $        (16,142)
----------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $        (16,142)
----------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares           $      6,162,440
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                        16,142
   Cost of shares redeemed                        (851,486)
----------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      5,327,096
----------------------------------------------------------

NET INCREASE IN NET ASSETS                $      5,327,096
----------------------------------------------------------

Net Assets
----------------------------------------------------------
At beginning of period                    $        100,000
----------------------------------------------------------
AT END OF PERIOD                          $      5,427,096
----------------------------------------------------------

 (1) For the period from the start of business, May 1, 2001, to June 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

FINANCIAL HIGHLIGHTS

                                  PERIOD ENDED
                                  JUNE 30, 2001(1)(2)
-------------------------------------------------------------
Net asset value -- Beginning
   of period                                $10.000
-------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------
Net investment income                       $ 0.052
------------------------------

Less distributions
-------------------------------------------------------------
From net investment income                  $(0.052)
-------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $(0.052)
-------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                   $10.000
-------------------------------------------------------------

TOTAL RETURN                                   3.30%
-------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------
Net assets, end of period
   (000's omitted)                          $ 5,427
Ratios (As a percentage of
   average daily net assets):
   Net expenses                                0.73%(3)
   Net investment income                       2.98%(3)
-------------------------------------------------------------
+  The operating expenses of the Fund may reflects a
   reduction of the investment advisor fee. Had such action
   not been taken, the ratios and net investment income per
   share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                    0.97%(3)
   Net investment income                       2.74%(3)
Net investment income per
   share                                    $ 0.048
-------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, May 1, 2001, to June 30, 2001.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance VT Floating-Rate Income Fund (the Fund) is a non-diversified series of Eaton Vance Variable Trust (the Trust). The Trust, which was organized under Massachusetts law on August 14, 2000, is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Under normal market conditions, the Fund invests primarily in interests in senior floating-rate loans (Senior Loans). During the period, the Fund was invested exclusively in money market instruments. The Fund will remain invested in money market instruments until the Fund's investment adviser, Eaton Vance Management (EVM) can effectively invest the Fund's assets into a diversified pool of Senior Loans. Certain senior loans are deemed to be liquid because reliable market quotations are readily available for them. Eaton Vance Management (EVM) values liquid Senior Loans on the basis of prices furnished by one or more pricing services. Other Senior Loans are valued at fair value by the Fund's investment advisor, EVM, under procedures established by the Trustees as permitted by
   Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the reputation and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

 B Income -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the expected term of the loan.

 C Income Taxes -- The Fund has elected to be treated as a regulated investment company (RIC) for United States federal tax purposes. The Fund's policy is to comply with the provisions of Section 817-H of the Internal Revenue Code regarding Variable Trusts. No provision is made by the Fund for federal or state taxes on any taxable income of the Fund because each separate account in the Fund is ultimately responsible for the payment of any taxes. The Fund will distribute at least annually all of the Fund's net investment income and net realized capital gains, if any.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 F Other -- Investment transactions are accounted for on a trade date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions of net income are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Distributions are paid in the form of additional shares unless an election is made on behalf of a separate account to receive some or all of the distribution in cash.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Trust has an underwriting agreement relating to the Fund with Eaton Vance Distributors, Inc. (EVD). EVD intends to offer shares of the Fund continuously to separate accounts of various insurance companies. The underwriting agreement presently provides that EVD through the Fund's transfer agent accepts orders for shares at net asset value and no sales commission or load is charged. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

                                              PERIOD ENDED
                                              JUNE 30, 2001
                                              (UNAUDITED)(1)
    ----------------------------------------------------------
    Sales                                              626,244
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         1,614
    Redemptions                                        (85,148)
    ----------------------------------------------------------
    NET INCREASE                                       542,710
    ----------------------------------------------------------

 (1)  For the period from the start of business May 1, 2001, to June 30, 2001.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at the monthly rate of 0.575% per annum of the average daily net assets up to $1 billion, and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Fund. For the period from the start of business, May 1, 2001 to June 30, 2001, the fee amounted to $3,136. EVM voluntarily waived, on a preliminary basis, $1,304 of the investment advisory fee. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

   The fund is authorized to pay EVM a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.25% (annualized) of the Fund's average daily net assets. For the period from the start of business, May 1, 2001 to June 30, 2001, the fee amounted to $1,364.

   Certain officers and Trustees of the Fund are officers of the above organizations.

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Service Fees
-------------------------------------------
   The Fund has adopted a service plan that allows the Fund to pay service fees to insurance companies for providing personal and/or account services to account holders of insurance product separate accounts, which will be equal to 0.25% (annualized) of daily average net assets. Service fee payments for the period ended June 30, 2001 amounted to $1,364.

6 Purchases and Sales of Investments
-------------------------------------------
   Under normal circumstances, the Fund invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The Fund had no long term purchases or sales for the period.

7 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $685 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any borrowings or allocated fees during the period from the start of business, May 1, 2001 to June 30, 2001.

EATON VANCE VT FLOATING-RATE INCOME FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE VT FLOATING-RATE INCOME FUND

Officers

James B. Hawkes
President and Trustee

Thomas P. Huggins
Vice President

Samuel D. Isaly
Vice President

Jacob Rees-Mogg
Vice President

Scott H. Page
Vice President

Duncan W. Richardson
Vice President

Payson F. Swaffield
Vice President

Michael W. Weilheimer
Vice President

Alan R. Dynner
Secretary

James L. O'Connor
Treasurer

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant